Exhibit 1

BAMLL Commercial Mortgage Securities Trust 2018-DSNY

Commercial Mortgage Pass-Through Certificates, Series 2018-DSNY

Report To:

Banc of America Merrill Lynch Large Loan, Inc.

Bank of America, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

4 October 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc. Bank of America, N.A. Merrill Lynch, Pierce, Fenner & Smith Incorporated One Bryant Park New York, New York 10036

Re:	BAMLL Commercial Mortgage Securities Trust 2018-DSNY
Commercial Mortgage Pass-Through Certificates, Series 2018-DSNY (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Banc of America Merrill Lynch Large Loan, Inc. (the “Depositor”) with respect to certain information relating to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the BAMLL Commercial Mortgage Securities Trust 2018-DSNY securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 October 2018

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in BAMLL Commercial Mortgage Securities Trust 2018-DSNY (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity will consist primarily of two componentized promissory notes (each a “Note” and collectively, the “Notes”) issued by separate single purpose entity borrowers, Dolphin Hotel Associates (the “Dolphin Borrower”) and Swan Hotel Associates (the “Swan Borrower,” together with the Dolphin Borrower, the “Borrowers”), evidencing two interest-only, floating rate loans (the “Mortgage Loans”),
c.	The Mortgage Loans are secured by, among other things, cross-collateralized and cross-defaulted first mortgage liens on the Borrowers’ leasehold interests in two hotel properties located in Lake Buena Vista, Florida, known as the Sheraton Dolphin Resort (the “Dolphin Property”) and the Westin Swan Hotel (the “Swan Property,” together with the Dolphin Property, the “Properties”) and
d.	The Mortgage Loans have a related two-year floating rate mezzanine loan in the maximum principal amount of $180,000,000 (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report:

a.	The Depositor instructed us to treat the Mezzanine Loan as fully funded up to the maximum principal amount of $180,000,000,
b.	The Note secured by the Dolphin Property is hereinafter referred to as the “Dolphin Mortgage Loan,” the Note secured by the Swan Property is hereinafter referred to as the “Swan Mortgage Loan” and the Dolphin Mortgage Loan and Swan Mortgage Loan are hereinafter collectively referred to as the “Mortgage Loan” and
c.	The Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
	a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Properties and Total Debt associated with the Mortgage Loan as of 9 October 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

Attachment A Page 2 of 10

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above, and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Properties and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term (Excluding Extensions)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Fully Extended Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term (Including Extension Options)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning and
b.	Original Term (Excluding Extensions)

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 10

8.	Using the:
a.	Seasoning and
b.	Original Term (Including Extension Options)

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term (Including Extensions)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	The applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term (Excluding Extensions)” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term (Excluding Extensions)“),
c.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term”),
d.	Use “0” for the fully extended remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Including Extensions)”),
e.	Use the “Whole Loan Original Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Whole Loan Cut-off Balance”) and
ii.	The principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Whole Loan Initial Maturity Balance”) and
f.	Use the “Mezzanine Debt Original Balance” of the Mezzanine Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loan as of the Reference Date (the “Mezzanine Debt Cut-off Balance”) and
ii.	The principal balance of the Mezzanine Loan as of the “Initial Maturity Date” of the Mezzanine Loan (the “Mezzanine Debt Initial Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 10

10.	Using the:
a.	Whole Loan Original Balance,
b.	Mezzanine Debt Original Balance,
c.	Whole Loan Cut-off Balance,
d.	Mezzanine Debt Cut-off Balance,
e.	Whole Loan Initial Maturity Balance,
f.	Mezzanine Debt Initial Maturity Balance,
g.	Whole Loan Margin and
h.	Mezzanine Margin

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Balance,
iii.	Total Debt Initial Maturity Balance and
iv.	Total Debt Margin

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Whole Loan Margin,
b.	Mezzanine Margin,
c.	Total Debt Margin,
d.	LIBOR Rounding Methodology,
e.	LIBOR Floor and
f.	LIBOR Cap

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the LIBOR assumption of 2.35000% that was provided by the Depositor, we recalculated the:

i.	Whole Loan Interest Rate,
ii.	Mezz Rate,
iii.	Total Debt Interest Rate,
iv.	Whole Loan Interest Rate (at LIBOR Cap),
v.	Mezz Interest Rate (at LIBOR Cap) and
vi.	Total Debt Interest Rate (at LIBOR Cap)

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 10

12.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Interest Rate,
c.	Whole Loan Interest Rate (at LIBOR Cap) and
d.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 12., we recalculated the:

i.	Monthly Whole Loan Debt Service,
ii.	Annual Whole Loan Debt Service,
iii.	Monthly Whole Loan Debt Service (at LIBOR Cap) and
iv.	Annual Whole Loan Debt Service (at LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service” of the Mortgage Loan as 1/12th of the product of:

a.	The “Whole Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File,
b.	The “Whole Loan Interest Rate” of the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service” of the Mortgage Loan as twelve (12) times the “Monthly Whole Loan Debt Service” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service (at LIBOR Cap)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Whole Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File,
b.	The “Whole Loan Interest Rate (at LIBOR Cap)” of the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service (at LIBOR Cap)” of the Mortgage Loan as twelve (12) times the “Monthly Whole Loan Debt Service (at LIBOR Cap)” of the Mortgage Loan, as shown on the Final Data File.

Attachment A Page 6 of 10

13.	Using the:

a.            Mezzanine Debt Original Balance,

b.	Mezz Rate,
c.	Mezz Interest Rate (at LIBOR Cap) and
d.	Accrual Basis

of the Mezzanine Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 13., we recalculated the:

i.              Monthly Mezz Debt Service,

ii.	Annual Mezz Debt Service,
iii.	Monthly Mezz Debt Service (at LIBOR Cap) and
iv.	Annual Mezz Debt Service (at LIBOR Cap)

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezz Debt Service” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Mezzanine Debt Original Balance” of the Mezzanine Loan, as shown on the Final Data File,
b.	The “Mezz Rate” of the Mezzanine Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezz Debt Service” of the Mezzanine Loan as twelve (12) times the “Monthly Mezz Debt Service” of the Mezzanine Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezz Debt Service (at LIBOR Cap)” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Mezzanine Debt Original Balance” of the Mezzanine Loan, as shown on the Final Data File,
b.	The “Mezz Interest Rate (at LIBOR Cap)” of the Mezzanine Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezz Debt Service (at LIBOR Cap)” of the Mezzanine Loan as twelve (12) times the “Monthly Mezz Debt Service (at LIBOR Cap)” of the Mezzanine Loan, as shown on the Final Data File.

Attachment A Page 7 of 10

14.	Using the:
a.	Total Debt Original Balance,
b.	Total Debt Interest Rate,
c.	Total Debt Interest Rate (at LIBOR Cap) and
d.	Accrual Basis

of the Total Debt associated with the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 14., we recalculated the:

i.	Monthly Total Debt Debt Service,
ii.	Annual Total Debt Debt Service,
iii.	Monthly Total Debt Debt Service (at LIBOR Cap) and
iv.	Annual Total Debt Debt Service (at LIBOR Cap)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Debt Service” of the Total Debt associated with the Mortgage Loan as 1/12th of the product of:

a.	The “Total Debt Original Balance” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File,
b.	The “Total Debt Interest Rate” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service” of the Total Debt associated with the Mortgage Loan as twelve (12) times the “Monthly Total Debt Debt Service” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Debt Service (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan as 1/12th of the product of:

a.	The “Total Debt Original Balance” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File,
b.	The “Total Debt Interest Rate (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan as twelve (12) times the “Monthly Total Debt Debt Service (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File.

Attachment A Page 8 of 10

15.	Using the:

a.            Annual Whole Loan Debt Service,

b.            Annual Total Debt Debt Service,

c.	Annual Whole Loan Debt Service (at LIBOR Cap),
d.	Annual Total Debt Debt Service (at LIBOR Cap),
e.	Underwritten NOI ($) and
f.	Underwritten Net Cash Flow ($)

of the Mortgage Loan, Properties and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan NOI DSCR,
ii.	Total Debt NOI DSCR,
iii.	Whole Loan NCF DSCR,
iv.	Total Debt NCF DSCR,
v.	Whole Loan NOI DSCR at LIBOR Cap,
vi.	Total Debt NOI DSCR at LIBOR Cap,
vii.	Whole Loan NCF DSCR at LIBOR Cap and
viii.	Total Debt NCF DSCR at LIBOR Cap

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round each of the recalculated characteristics listed in items i. through viii. above to two decimal places.

16.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Total Debt Cut-off Balance,
c.	Underwritten NOI ($) and
d.	Underwritten Net Cash Flow ($)

of the Mortgage Loan, Properties and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan NOI DY,
ii.	Total Debt NOI DY,
iii.	Whole Loan NCF DY and
iv.	Total Debt NCF DY

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round each of the recalculated characteristics listed in items i. through iv. above to the nearest 1/10th of one percent.

Attachment A Page 9 of 10

17.	Using the:

a.            Whole Loan Cut-off Balance,

b.            Total Debt Cut-off Balance,

c.            Whole Loan Initial Maturity Balance,

d.            Total Debt Initial Maturity Balance and

e.            Appraised Value ($)

of the Mortgage Loan, Properties and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Current Whole Loan LTV,
ii.	Current Total Debt LTV,
iii.	Maturity Whole Loan LTV and
iv.	Maturity Total Debt LTV

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round each of the recalculated characteristics listed in items i. through iv. above to the nearest 1/10th of one percent.

18.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Total Debt Cut-off Balance,
c.	Appraised Value ($) and
d.	Units

of the Mortgage Loan, Properties and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan Loan Per Unit,
ii.	Total Debt Loan Per Unit and
iii.	Appraised Value ($) / Unit

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to use the recalculated value of item iii. above for the Mortgage Loan as the value for item iii. for each Property.

19.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate,
c.	Trustee & Paying Agent Fee,
d.	Subservicer Fee and
e.	CREFC Royalty Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 10

20.	Using the:
a.	Admin. Fee and
b.	Whole Loan Margin

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Document Date

Promissory Notes	7 September 2018

Dolphin Mortgage Loan Agreement (see Note 1)	7 September 2018

Swan Mortgage Loan Agreement (see Note 1)	7 September 2018

Mezzanine Loan Agreement	7 September 2018

Interest Rate Cap Agreements (see Note 2)	7 September 2018

Mezzanine Loan Interest Rate Cap Agreement (see Note 2)	7 September 2018

Settlement Statements	7 September 2018

Guaranty Agreements	7 September 2018

Cash Management Agreements	7 September 2018

Bloomberg Screenshot for LIBOR Cap Provider	Not Dated

Property Source Documents

Source Document Title	Document Date

Appraisal Report	6 September 2018

Engineering Report	24 August 2018

Environmental Phase I Report	24 August 2018

Underwriter’s Summary Report	31 August 2018

Management Agreement	11 May 1988

Management Agreement Amendments	Various

Operating Agreement	26 January 1988

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Document Date

USPS Internet Site (www.usps.gov)	Not Applicable

Historical CapEx Summaries	Not Dated

STR Reports	Various

Ground Lease Agreements	11 May 1988

Ground Lease Amendments	Various

Ground Lease Abstracts	Various

CRE Insurance Analysis	9 September 2018

Notes:

1.	The dolphin mortgage loan agreement and swan mortgage loan agreement Source Documents are hereinafter collectively referred to as the “Mortgage Loan Agreements.”

2.	The interest rate cap agreements and mezzanine loan interest rate cap agreement Source Documents are hereinafter collectively referred to as the “Interest Rate Cap Agreements.”

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Notes 1 and 2)	Appraisal Report
City (see Notes 1 and 2)	Appraisal Report
State (see Notes 1 and 2)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type (see Note 2)	Appraisal Report
Property Sub-Type (see Note 2)	Appraisal Report
Year Built (see Note 2)	Appraisal Report
Year Renovated (see Note 2)	Appraisal Report
Units (see Note 2)	Appraisal Report
Unit Type (see Note 2)	Appraisal Report
Occupancy (see Note 3)	Underwriter’s Summary Report
Occupancy Date (see Note 3)	Underwriter’s Summary Report
Ownership Interest	Pro-forma Title Policy

Third Party Information: (see Note 2)

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Appraisal Type	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report

Hotel Operating Information: (see Note 3)

Characteristic	Source Document

2013 Occupancy %	Underwriter’s Summary Report
2013 ADR	Underwriter’s Summary Report
2013 RevPAR	Underwriter’s Summary Report
2014 Occupancy %	Underwriter’s Summary Report
2014 ADR	Underwriter’s Summary Report
2014 RevPAR	Underwriter’s Summary Report
2015 Occupancy %	Underwriter’s Summary Report
2015 ADR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
2016 ADR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 6

Hotel Operating Information: (continued)

Characteristic	Source Document
2017 Occupancy %	Underwriter’s Summary Report
2017 ADR	Underwriter’s Summary Report
2017 RevPAR	Underwriter’s Summary Report
Most Recent Occupancy % (Hotel Only)	Underwriter’s Summary Report
Most Recent ADR	Underwriter’s Summary Report
Most Recent RevPAR	Underwriter’s Summary Report
UW Occupancy %	Underwriter’s Summary Report
UW ADR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report

Underwriting Information: (see Notes 3 and 4)

Characteristic	Source Document
2013 Revenues	Underwriter’s Summary Report
2013 Total Expenses	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 Revenues	Underwriter’s Summary Report
2014 Total Expenses	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 Revenues	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 Revenues	Underwriter’s Summary Report
2016 Total Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 Revenues	Underwriter’s Summary Report
2017 Total Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Total Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
As of	Underwriter’s Summary Report
Underwritten Total Revenue ($)	Underwriter’s Summary Report
Underwritten Total Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Capital Items ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
Underwritten Economic Occupancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Reserve and Escrow Information: (see Note 5)

Characteristic	Source Document(s)
Initial Tax Escrow	Mortgage Loan Agreement and Settlement Statement
Monthly Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement and Settlement Statement
Monthly Insurance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement
Upfront Capex Reserve	Mortgage Loan Agreement
Initial TI/LC Amount	Mortgage Loan Agreement
Monthly TI/LC Reserve	Mortgage Loan Agreement
TI/LC Reserve Cap	Mortgage Loan Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Mortgage Loan Agreement
Other Escrow Initial Amount	Mortgage Loan Agreement
Other Escrow Monthly Amount	Mortgage Loan Agreement
Other Escrow Monthly Cap	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)
Borrower Name	Mortgage Loan Agreements
Note Date	Mortgage Loan Agreements
Whole Loan Original Balance	Promissory Note
Whole Loan Margin	Mortgage Loan Agreements
Mezzanine Debt Original Balance (see Note 6)	Mezzanine Loan Agreement
Mezzanine Margin	Mezzanine Loan Agreement
Amortization Type (During Initial Term and Extended Term) (see Note 7)	Mortgage Loan Agreements and Mezzanine Loan Agreement
Accrual Basis (see Note 7)	Mortgage Loan Agreements and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)
First Payment Date (see Note 7)	Mortgage Loan Agreements and Mezzanine Loan Agreement
Initial Maturity Date (see Note 7)	Mortgage Loan Agreements and Mezzanine Loan Agreement
Extension Options (Yes/No) (see Note 7)	Mortgage Loan Agreements and Mezzanine Loan Agreement
Extension Options Description (see Note 7)	Mortgage Loan Agreements and Mezzanine Loan Agreement
Extension Test Description	Mortgage Loan Agreements
Fully Extended Maturity Date (see Note 7)	Mortgage Loan Agreements and Mezzanine Loan Agreement
First Extension Fee	Mortgage Loan Agreements
Second Extension Fee	Mortgage Loan Agreements
Third Extension Fee	Mortgage Loan Agreements
Extension Spread Increase (Yes/No)	Mortgage Loan Agreements
Extension Spread Increase Description	Mortgage Loan Agreements
Exit Fees	Mortgage Loan Agreements
Payment Day of Month	Mortgage Loan Agreements
Payment Date (Business Day Convention)	Mortgage Loan Agreements
Balloon Grace Period Event of Default	Mortgage Loan Agreements
Balloon Grace Period Event of Late Fee	Mortgage Loan Agreements
Interest Accrual Period Start	Mortgage Loan Agreements
Interest Accrual Period End	Mortgage Loan Agreements
Interest Rate Adjustment Frequency	Mortgage Loan Agreements
LIBOR Rounding Methodology (see Note 7)	Mortgage Loan Agreements and Mezzanine Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreements
LIBOR Floor (see Note 7)	Mortgage Loan Agreements and Mezzanine Loan Agreement
LIBOR Cap (see Note 7)	Interest Rate Cap Agreements
LIBOR Cap After Extension	Mortgage Loan Agreements
LIBOR Cap Expiration Date	Interest Rate Cap Agreements
LIBOR Cap Provider	Interest Rate Cap Agreements
LIBOR Cap Provider Rating (Moody's/S&P/Fitch)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Prepayment String	Mortgage Loan Agreements
Lockout Payments	Mortgage Loan Agreements
SM Payments	Mortgage Loan Agreements
Open Payments	Mortgage Loan Agreements
Prepay Period End Date (see Note 8)	Mortgage Loan Agreements
Partially Prepayable without Penalty	Mortgage Loan Agreements
Partially Prepayable without Penalty Description	Mortgage Loan Agreements

Exhibit 2 to Attachment A Page 5 of 6

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document
Partial Collateral Release (Y/N)	Mortgage Loan Agreements
Partial Collateral Release Description	Mortgage Loan Agreements
Substitution Allowed (Y/N)	Mortgage Loan Agreements
Substitution Provision Description	Mortgage Loan Agreements
LockBox (Y/N)	Mortgage Loan Agreements
Lockbox Type (see Note 9)	Mortgage Loan Agreements
Cash Management Type (see Note 10)	Mortgage Loan Agreements
Principal / Loan Sponsor	Guaranty Agreements
Loan Purpose	Settlement Statements

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For each indicated Compared Characteristic, the Depositor instructed us to ignore any reference to parcel c and common parcel, as shown in the applicable Source Documents.

3.	For each indicated Compared Characteristic, the Depositor instructed us to compare the information on the Preliminary Data File for the Mortgage Loan on an aggregate basis, as shown in the underwriter’s summary report Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the “Reserve and Escrow Information” characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for each Mortgage Loan that is located in the applicable Source Documents.

6.	For the purpose of comparing the “Mezzanine Debt Original Balance” characteristic, the Depositor instructed us to use the maximum principal amount of $180,000,000, as shown in the mezzanine loan agreement Source Document.

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

7.	For the purpose of comparing the:
a.	Amortization Type (During Initial Term and Extended Term),
b.	Accrual Basis,
c.	First Payment Date,
d.	Initial Maturity Date,
e.	Extension Options (Yes/No),
f.	Extension Options Description,
g.	Fully Extended Maturity Date,
h.	LIBOR Rounding Methodology,
i.	LIBOR Floor and
j.	LIBOR Cap

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is located in the applicable Source Documents for each of the characteristics listed in a. through j. above.

8.	For the purpose of comparing the “Prepay Period End Date” characteristic, the Depositor instructed us to use the day prior to the “Initial Maturity Date” of the Mortgage Loan, as shown in the applicable Source Documents.

9.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Soft” for the “Lockbox Type” characteristic if the applicable Source Documents require the property manager and property operator, as applicable, to deposit all amounts collected to the lockbox account.

10.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management Type” characteristic if revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Seller
Loan or Property
Loan Count
# of Props
Loan/Property Name Payment Grace Period Event of Default Payment Grace Period Event of Late Fee
Seismic Report Date Seismic PML %
Phase II Date
Lockout End Date
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
Subservicer Fee
CREFC Royalty Fee
Cash/Pmt Collection Function

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.